Capital Stock - Additional Information (Detail) (USD $)	1 Months Ended			12 Months Ended							12 Months Ended		1 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended
	Aug. 31, 2012	Mar. 31, 2012	Mar. 19, 2012	Dec. 31, 2012	Aug. 15, 2012	Aug. 14, 2012	Jul. 26, 2012	Jun. 30, 2012	Dec. 31, 2011	Aug. 31, 2012 Financial Advisor	Dec. 31, 2012 Maximum	Dec. 31, 2012 Minimum	May 23, 2006 Series A Preferred Stock	Dec. 31, 2012 Series A Preferred Stock	Dec. 31, 2011 Series A Preferred Stock	Jun. 30, 2012 Series A Preferred Stock	Mar. 19, 2012 Series A Preferred Stock	Mar. 31, 2012 Series B Preferred Stock	Dec. 31, 2012 Series B Preferred Stock	Dec. 31, 2012 Common Stock	Dec. 31, 2012 Series B Convertible Preferred Stock
Capital Stock [Line Items]
Capital stock, authorized				96,000,000
Convertible preferred stock, Authorized shares				50,000,000	50,000,000				18,000,000					18,000,000					18,000,000
Convertible preferred stock, par value				$ 0.0001					$ 0.0001					$ 0.0001					$ 0.0001
Common stock, Authorized shares				500,000,000	500,000,000	60,000,000	60,000,000		50,000,000
Common stock, par value				$ 0.0001		$ 0.0001			$ 0.0001
Stock issued													5,295,676
Stock, price per share													$ 5.67
Preferred stock, gross proceeds													$ 30,000,000
Preferred stock, net proceeds													29,925,000
Preferred stock, issuance costs													75,000
Preferred stock, dividend accrual rate														12.00%
Preferred stock, accrued dividends payable															28,248,000
Preferred stock, liquidation preference, per share														5.67
Preferred stock, initial conversion price													$ 5.67
Conversion of Series A Convertible Preferred Stock into one share of Series B Preferred Stock and one share of Common Stock																1,399,000	3,897,000
Redemption of series B Preferred stock			44,000,000					16,300,000
Common Stock issued to holders of Redeemed Series A Convertible Preferred Stock																		3,897,000	1,399,000
Preferred stock conversion basis																				1	1
Common stock issued as compensation, shares				215,000
Value of granted shares to investment bank		2,800,000		2,800,000
Grant of shares based on price		$ 13	$ 13
Amortization of debt issuance costs											6 years	5 years
Common stock, issued shares	1,924,000			45,392,000					37,667,000	103,500
Offering price of common stock	$ 9.00									$ 9.00
Proceeds from issuance initial public offering	12,600,000
Underwriters discounts and commissions	1,000,000
Other offering expenses	3,600,000
Amount paid to financial advisor	$ 900,000